Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share
	Year Ended December 31,
	2011	2010	2009
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$157,108	$106,882	$171,190

Denominator for basic earnings per
share - weighted average shares	173,741	127,656	114,207
Effect of dilutive securities:
Employee stock options	176	125	0
Non-vested restricted shares	246	420	405
Convertible senior unsecured notes	238	7	0
Dilutive potential common shares	660	552	405
Denominator for diluted earnings per
share - adjusted weighted average shares	174,401	128,208	114,612

Basic earnings per share	$0.90	$0.84	$1.50
Diluted earnings per share	$0.90	$0.83	$1.49